Subsequent Events - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Subsequent Event [Line Items]
Operating lease, right of use asset	¥ 155,525	$ 22,340	¥ 160
Operating lease, liability	154,133		¥ 160
Early Termination Lease Agreements [Member]
Subsequent Event [Line Items]
Operating lease, right of use asset	27,199
Operating lease, liability	¥ 27,175